Borrowings (Tables)	6 Months Ended
Jun. 30, 2019
Borrowings
Schedule of borrowings

	December 31,	June 30,
	2018	2019
Amounts due within one year	446,144	110,937
Less: unamortized deferred loan issuance costs	(5,755)	(5,397)
Borrowings - current portion	440,389	105,540
Amounts due after one year	939,682	1,306,817
Less: unamortized deferred loan issuance costs	(14,271)	(15,848)
Borrowings - non-current portion	925,411	1,290,969
Total	1,365,800	1,396,509